Label	Element	Value
Dreyfus Select Managers Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001591556_SupplementTextBlock	April 14, 2016 DREYFUS BNY MELLON FUNDS, INC. - DREYFUS SELECT MANAGERS LONG/SHORT FUND Supplement to Summary and Statutory Prospectuses Dated March 1, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Select Managers Long/Short Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supplements the information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s statutory prospectus, and supersedes and replaces any contrary information in “Management” in the fund’s statutory prospectus:

The Dreyfus Corporation has contractually agreed, until March 1, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, dividend and interest expenses on securities sold short, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 2.00%.  On or after March 1, 2017, The Dreyfus Corporation may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2017